UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 91.6%
Aerospace – 1.8%
Cobham PLC	40,150	$120,120
Goodrich Corp.	11,280	579,341
Lockheed Martin Corp.	15,275	1,141,959
Northrop Grumman Corp.	20,625	919,462
Precision Castparts Corp.	3,370	268,960
Raytheon Co.	3,260	153,057
United Technologies Corp.	7,540	410,704

		$3,593,603

Airlines – 0.3%
Arriva PLC	14,834	$107,481
Copa Holdings S.A., “A” (a)	9,760	395,670
UAL Corp. (a)	7,550	31,106

		$534,257

Alcoholic Beverages – 0.7%
Companhia de Bebidas das Americas, ADR	4,100	$288,353
Diageo PLC	12,060	188,966
Foster’s Group Ltd.	32,595	146,936
Heineken N.V.	14,460	577,282
Molson Coors Brewing Co.	1,220	55,156
Pernod Ricard S.A.	2,573	199,941

		$1,456,634

Apparel Manufacturers – 1.2%
Coach, Inc.	7,510	$222,221
Compagnie Financiere Richemont S.A.	9,444	232,068
Li & Fung Ltd.	122,000	359,701
LVMH Moet Hennessy Louis Vuitton S.A.	8,120	732,483
NIKE, Inc., “B”	10,970	621,341
Sanyo Shokai Ltd.	14,000	46,457
Stella International Holdings Ltd.	22,500	37,219
Swatch Group Ltd.	613	112,028

		$2,363,518

Automotive – 0.3%
Bridgestone Corp.	7,000	$121,617
Ford Motor Co. (a)	5,100	40,800
Harley-Davidson, Inc.	1,610	36,386
Johnson Controls, Inc.	16,010	414,339

		$613,142

Biotechnology – 1.0%
Actelion Ltd. (a)	4,041	$222,914
Alexion Pharmaceuticals, Inc. (a)	3,250	143,162
Alkermes, Inc. (a)	2,180	22,498
Amgen, Inc. (a)	5,360	333,982
Biogen Idec, Inc. (a)	1,500	71,325
Celgene Corp. (a)	950	54,112
Genzyme Corp. (a)	9,030	468,567
Gilead Sciences, Inc. (a)	3,940	192,784
Human Genome Sciences, Inc. (a)	2,860	40,898
Illumina, Inc. (a)	1,460	52,764
Life Technologies Corp. (a)	1,020	46,441
Lonza Group AG	1,753	173,717
Luminex Corp. (a)	3,660	64,672
Millipore Corp. (a)	210	14,616

		$1,902,452

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 1.3%
Discovery Communications, Inc., “A” (a)	10,030	$245,735
Fuji Television Network, Inc.	42	67,156
Grupo Televisa S.A., ADR	18,561	335,768
Nippon Television Network Corp.	480	62,343
Omnicom Group, Inc.	5,785	196,690
Time Warner, Inc.	9,243	246,418
Vivendi S.A.	6,416	164,834
Walt Disney Co.	19,920	500,390
WPP Group PLC	104,110	803,032

		$2,622,366

Brokerage & Asset Managers – 1.7%
Affiliated Managers Group, Inc. (a)	7,150	$472,043
BM&F BOVESPA S.A.	25,700	166,122
Bolsa Mexicana de Valores S.A. de C.V. (a)	45,500	45,503
Charles Schwab Corp.	9,600	171,552
CME Group, Inc.	560	156,145
Daiwa Securities Group, Inc.	38,000	224,888
Daiwa Securities Group, Inc., ADR	1,281	75,835
Deutsche Boerse AG	3,370	267,061
Franklin Resources, Inc.	1,510	133,907
Greenhill & Co., Inc.	990	74,567
ICAP PLC	12,110	91,840
IG Group Holdings PLC	54,523	274,145
Interactive Brokers Group, Inc. (a)	1,620	30,440
IntercontinentalExchange, Inc. (a)	530	49,852
Invesco Ltd.	4,940	97,565
Julius Baer Holding Ltd.	8,240	392,473
Lazard Ltd.	1,810	66,952
Octaviar Ltd. (a)	3,340	0
TD AMERITRADE Holding Corp. (a)	21,050	390,267
Thomas Weisel Partners Group (a)	3,210	13,643
TradeStation Group, Inc. (a)	4,830	36,177
Van Lanschot N.V.	770	40,821

		$3,271,798

Business Services – 2.7%
Accenture Ltd., “A”	16,910	$593,034
Amdocs Ltd. (a)	5,340	127,733
ATA, Inc., ADR (a)	2,310	19,750
Bunzl PLC	10,310	89,212
Capita Group PLC	4,763	53,109
Cognizant Technology Solutions Corp., “A” (a)	11,450	338,805
Companhia Brasileira De Meios De Pagamento (a)	2,890	27,727
Concur Technologies, Inc. (a)	3,840	132,442
Constant Contact, Inc. (a)	2,120	47,933
Copart, Inc. (a)	3,650	128,881
CoStar Group, Inc. (a)	4,570	167,856
Dun & Bradstreet Corp.	2,500	179,975
Electrocomponents PLC	38,618	95,797
Fidelity National Information Services, Inc.	2,810	65,810
Infosys Technologies Ltd., ADR	4,540	195,356
Intertek Group PLC	23,421	406,494
Kloeckner & Co. AG (a)	7,412	190,792
Kroton Educacional S.A., IEU	4,324	39,352
MasterCard, Inc., “A”	3,180	617,015
Medidata Solutions, Inc. (a)	2,050	37,822

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Mitsubishi Corp.	11,300	$225,701
Nomura Research Institute Ltd.	11,200	277,559
Sodexo	3,043	160,216
Ultimate Software Group, Inc. (a)	3,380	86,528
USS Co. Ltd.	2,990	187,063
Visa, Inc., “A”	4,380	286,715
Western Union Co.	32,390	566,177

		$5,344,854

Cable TV – 0.5%
Comcast Corp., “A”	13,150	$195,409
DIRECTV Group, Inc. (a)	12,010	311,059
Time Warner Cable, Inc.	13,594	449,418

		$955,886

Chemicals – 1.5%
3M Co.	8,340	$588,137
Celanese Corp.	21,510	552,807
E.I. du Pont de Nemours & Co.	5,030	155,578
Eastman Chemical Co.	3,790	188,211
Ecolab, Inc.	9,510	394,760
Givaudan S.A.	204	136,395
Monsanto Co.	490	41,160
Nufarm Ltd.	11,000	99,726
Orica Ltd.	11,394	214,030
PPG Industries, Inc.	11,744	645,920

		$3,016,724

Computer Software – 2.6%
Adobe Systems, Inc. (a)	21,540	$698,327
Akamai Technologies, Inc. (a)	13,280	218,323
ANSYS, Inc. (a)	1,850	57,831
Autodesk, Inc. (a)	11,100	242,091
Blackboard, Inc. (a)	2,660	90,360
Citrix Systems, Inc. (a)	11,320	402,992
CommVault Systems, Inc. (a)	3,870	67,377
Intuit, Inc. (a)	4,480	133,056
McAfee, Inc. (a)	1,810	80,690
Microsoft Corp.	12,720	299,174
MicroStrategy, Inc., “A” (a)	10,410	635,530
MSC.Software Corp. (a)	3,586	26,214
NetSuite, Inc. (a)	910	11,066
OBIC Co. Ltd.	1,070	182,621
Oracle Corp.	43,870	970,843
Parametric Technology Corp. (a)	9,430	121,741
Salesforce.com, Inc. (a)	1,760	76,278
SAP AG	6,600	310,430
SolarWinds, Inc. (a)	1,890	37,800
Symantec Corp. (a)	4,270	63,751
VeriSign, Inc. (a)	20,600	421,064

		$5,147,559

Computer Software - Systems – 3.5%
Acer, Inc.	142,430	$300,419
Apple, Inc. (a)	11,280	1,843,039
Arrow Electronics, Inc. (a)	3,750	96,637
Avnet, Inc. (a)	2,770	67,588
Canon, Inc.	3,900	145,490

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Dell, Inc. (a)	23,620	$316,036
EMC Corp. (a)	8,480	127,709
Fujitsu Ltd.	36,000	236,639
Hewlett-Packard Co.	31,694	1,372,350
International Business Machines Corp.	10,520	1,240,624
Konica Minolta Holdings, Inc.	49,500	541,427
LogMeIn, Inc. (a)	850	16,583
MICROS Systems, Inc. (a)	8,500	232,815
PROS Holdings, Inc. (a)	5,970	46,924
Ricoh Co. Ltd.	10,000	131,255
Venture Corp. Ltd.	18,000	119,446
Wincor Nixdorf AG	1,598	85,776

		$6,920,757

Conglomerates – 0.7%
Hutchison Whampoa Ltd.	6,000	$44,942
Keppel Corp. NPV	123,000	717,069
Siemens AG	5,130	409,460
Tomkins PLC	40,240	118,977

		$1,290,448

Construction – 1.5%
Black & Decker Corp.	4,700	$176,720
Corporacion Moctezuma S.A. de C.V.	7,500	15,836
CRH PLC	12,080	288,395
Duratex S.A., IPS	4,800	70,492
Geberit AG	3,914	546,088
Lennar Corp., “A”	2,890	34,218
Mohawk Industries, Inc. (a)	1,060	54,675
NVR, Inc. (a)	1,408	846,419
Pulte Homes, Inc.	49,950	567,932
Sherwin-Williams Co.	5,460	315,315
Toll Brothers, Inc. (a)	1,210	23,668
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	24,870	43,060

		$2,982,818

Consumer Products – 2.3%
AmorePacific Corp.	101	$55,344
Avon Products, Inc.	1,840	59,579
Beiersdorf AG	2,020	101,719
Christian Dior S.A.	3,704	321,510
Church & Dwight Co., Inc.	860	50,723
Clorox Co.	1,280	78,093
Colgate-Palmolive Co.	1,000	72,440
Dabur India Ltd.	10,290	29,539
Fortune Brands, Inc.	4,450	176,085
Hengan International Group Co. Ltd.	46,000	267,689
Henkel KGaA, IPS	5,050	185,702
Kao Corp.	15,000	340,026
Kimberly-Clark Corp.	2,930	171,258
Kimberly-Clark de Mexico S.A. de C.V., “A”	21,740	90,472
Kose Corp.	6,000	122,505
Natura Cosméticos S.A.	15,300	218,542
Procter & Gamble Co.	26,162	1,452,253
Reckitt Benckiser Group PLC	12,170	584,673
Uni-Charm Corp.	3,100	250,948

		$4,629,100

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
Apollo Group, Inc., “A” (a)	6,000	$414,240
Capella Education Co. (a)	5,920	381,011
DeVry, Inc.	3,640	181,054
H&R Block, Inc.	6,490	108,318
Monster Worldwide, Inc. (a)	17,870	232,846
priceline.com, Inc. (a)	2,420	313,680
Strayer Education, Inc.	1,250	265,475

		$1,896,624

Containers – 0.6%
Ball Corp.	1,200	$58,032
Brambles Ltd.	18,420	92,279
Crown Holdings, Inc. (a)	1,160	29,116
Owens-Illinois, Inc. (a)	29,040	985,618
Smurfit Kappa Group PLC	11,215	65,537

		$1,230,582

Electrical Equipment – 2.6%
AMETEK, Inc.	8,790	$284,444
Baldor Electric Co.	3,940	101,494
Danaher Corp.	13,930	853,073
General Electric Co.	47,180	632,212
Keyence Corp.	400	79,007
Legrand S.A.	7,040	172,236
Mettler-Toledo International, Inc. (a)	2,620	220,237
OMRON Corp.	6,300	102,132
Rockwell Automation, Inc.	18,920	783,477
Schneider Electric S.A.	5,681	516,111
Spectris PLC	15,620	145,335
Sunpower Corp., “A” (a)	1,830	58,926
Tyco Electronics Ltd.	26,880	577,114
W.W. Grainger, Inc.	3,360	302,098
WESCO International, Inc. (a)	12,610	311,341
Yingli Green Energy Holding Co. Ltd., ADR (a)	3,180	42,199

		$5,181,436

Electronics – 3.7%
Agilent Technologies, Inc. (a)	3,570	$82,895
Analog Devices, Inc.	870	23,812
ARM Holdings PLC	151,110	318,682
ASM Pacific Technology Ltd.	47,856	324,801
Broadcom Corp., “A” (a)	810	22,866
Corning, Inc.	1,400	23,800
Dolby Laboratories, Inc., “A” (a)	2,050	85,341
First Solar, Inc. (a)	1,020	157,478
Flextronics International Ltd. (a)	79,350	422,142
Hirose Electric Co. Ltd.	700	78,415
Hittite Microwave Corp. (a)	7,570	265,858
Hoya Corp.	4,600	111,081
Intel Corp.	87,540	1,685,145
Lam Research Corp. (a)	1,540	46,292
Linear Technology Corp.	8,450	227,051
Marvell Technology Group Ltd. (a)	19,610	261,597
MEMC Electronic Materials, Inc. (a)	22,420	395,040
National Semiconductor Corp.	29,970	451,348
NetLogic Microsystems, Inc. (a)	2,840	112,862
Samsung Electronics Co. Ltd.	989	582,996
Samsung Electronics Co. Ltd., GDR	1,082	320,272

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Silicon Laboratories, Inc. (a)	15,850	$678,856
Stratasys, Inc. (a)	2,760	43,553
Taiwan Semiconductor Manufacturing Co. Ltd.	129,654	232,767
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,682	289,831
Tessera Technologies, Inc. (a)	4,950	139,046

		$7,383,827

Energy - Independent – 2.3%
Anadarko Petroleum Corp.	5,780	$278,596
Apache Corp.	8,980	753,871
Arch Coal, Inc.	4,804	83,638
Arena Resources, Inc. (a)	5,190	169,350
CNOOC Ltd.	45,000	60,503
CONSOL Energy, Inc.	3,590	127,553
Continental Resources, Inc. (a)	1,670	56,496
Denbury Resources, Inc. (a)	13,980	232,068
Devon Energy Corp.	2,490	144,644
EOG Resources, Inc.	1,630	120,669
EXCO Resources, Inc. (a)	3,080	42,319
INPEX Holdings, Inc.	69	527,937
Newfield Exploration Co. (a)	590	23,205
Nexen, Inc.	16,290	337,671
Noble Energy, Inc.	4,860	297,043
Occidental Petroleum Corp.	1,760	125,558
OMV AG	2,305	91,496
Plains Exploration & Production Co. (a)	9,810	281,056
Southwestern Energy Co. (a)	3,500	145,005
Tullow Oil PLC	7,334	121,102
Ultra Petroleum Corp. (a)	7,860	346,783
XTO Energy, Inc.	4,290	172,587

		$4,539,150

Energy - Integrated – 4.5%
Chevron Corp.	23,800	$1,653,386
Cimarex Energy Co.	1,540	55,101
ConocoPhillips	1,390	60,757
Eni S.p.A.	15,730	366,118
Exxon Mobil Corp. (s)	31,165	2,193,704
Hess Corp.	12,010	662,952
Marathon Oil Corp.	20,980	676,605
OAO Gazprom, ADR	6,860	141,659
Petroleo Brasileiro S.A., ADR	8,130	335,281
Royal Dutch Shell PLC, “A”	25,820	678,020
Suncor Energy, Inc.	3,540	114,489
TOTAL S.A.	27,470	1,523,443
TOTAL S.A., ADR	7,030	391,220

		$8,852,735

Engineering - Construction – 0.6%
Fluor Corp.	7,640	$403,392
JGC Corp.	16,000	277,305
MasTec, Inc. (a)	2,760	28,566
MYR Group, Inc. (a)	3,010	54,240
North American Energy Partners, Inc. (a)	13,340	71,236
Quanta Services, Inc. (a)	13,070	304,662
Team, Inc. (a)	7,940	115,606

		$1,255,007

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.2%
DreamWorks Animation, Inc., “A” (a)	11,240	$354,172
TiVo, Inc. (a)	12,730	130,483

		$484,655

Food & Beverages – 3.4%
Binggrae Co. Ltd.	690	$24,607
Coca-Cola Co.	11,640	580,138
Coca-Cola Enterprises, Inc.	11,070	208,005
Coca-Cola Hellenic Bottling Co.	2,772	63,215
Flowers Foods, Inc.	7,800	184,314
General Mills, Inc.	7,850	462,443
Groupe Danone	11,632	624,120
Hain Celestial Group, Inc. (a)	2,530	42,023
J.M. Smucker Co.	13,764	688,613
Kellogg Co.	2,380	113,050
Kerry Group PLC	9,563	226,533
McCormick & Co., Inc.	2,390	77,006
Mead Johnson Nutrition Co., “A”	10,730	390,679
Nestle S.A.	43,150	1,775,827
Nong Shim Co. Ltd.	342	68,361
Pepsi Bottling Group, Inc.	1,995	67,730
PepsiCo, Inc. (s)	17,980	1,020,365

		$6,617,029

Food & Drug Stores – 1.1%
CVS Caremark Corp.	19,160	$641,477
Dairy Farm International Holdings Ltd.	18,900	127,575
Kroger Co.	28,640	612,323
Lawson, Inc.	8,700	361,332
Safeway, Inc.	3,220	60,955
SUPERVALU, Inc.	5,280	78,302
Tesco PLC	23,800	146,106
Walgreen Co.	7,470	231,943

		$2,260,013

Forest & Paper Products – 0.0%
UPM-Kymmene Corp.	3,910	$40,961

Gaming & Lodging – 0.7%
Carnival Corp.	830	$23,232
Genting Berhad	12,900	23,804
InterContinental Hotels Group PLC	4,649	52,731
International Game Technology	26,660	526,535
Melco PBL Entertainment (Macau) Ltd., ADR (a)	1,680	9,341
Orient-Express Hotels Ltd., “A”	9,220	81,597
Penn National Gaming, Inc. (a)	450	14,270
Royal Caribbean Cruises Ltd.	13,730	199,360
Starwood Hotels & Resorts Worldwide, Inc.	15,110	356,747

		$1,287,617

General Merchandise – 1.0%
Daiei, Inc. (a)	8,000	$31,704
J.C. Penney Corp., Inc.	7,290	219,793
Kohl’s Corp. (a)	1,253	60,833
Macy’s, Inc.	27,822	387,004
Target Corp.	12,570	548,303
Wal-Mart Stores, Inc.	15,930	794,588

		$2,042,225

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.6%
Humana, Inc. (a)	8,540	$280,539
Odontoprev S.A.	1,100	17,835
UnitedHealth Group, Inc.	10,490	294,349
WellPoint, Inc. (a)	9,790	515,346

		$1,108,069

Insurance – 3.9%
ACE Ltd.	2,400	$117,744
Admiral Group PLC	10,664	170,388
AEGON N.V.	9,070	66,680
Aflac, Inc.	10,320	390,715
Allianz SE	2,080	205,152
Allied World Assurance Co. Holdings Ltd.	9,190	399,397
Allstate Corp.	12,895	347,004
Amlin PLC	30,066	166,994
Aon Corp.	5,030	198,433
Aspen Insurance Holdings Ltd.	19,954	496,256
Aviva PLC	17,150	100,484
Catlin Group Ltd.	20,105	104,112
China Life Insurance Co. Ltd.	58,000	257,069
Chubb Corp.	3,910	180,564
Employers Holdings, Inc.	8,850	123,192
Endurance Specialty Holdings Ltd.	6,138	204,825
Euler Hermes	718	42,470
Hiscox Ltd.	29,602	149,582
ING Groep N.V.	21,980	281,890
Jardine Lloyd Thompson Group PLC	16,500	119,345
Lincoln National Corp.	2,920	61,875
MetLife, Inc.	24,680	837,886
Muenchener Ruckversicherungs-Gesellschaft AG	840	127,016
PICO Holdings, Inc. (a)	2,080	63,086
Prudential Financial, Inc.	15,640	692,383
QBE Insurance Group Ltd.	11,370	185,431
Samsung Fire & Marine Insurance Co. Ltd.	843	141,392
Storebrand A.S.A. (a)	34,090	184,926
Swiss Reinsurance Co.	3,440	131,980
Travelers Cos., Inc.	17,865	769,446
Zurich Financial Services AG	1,670	328,171

		$7,645,888

Internet – 1.0%
Dealertrack Holdings, Inc. (a)	5,100	$101,133
Google, Inc., “A” (a)	3,325	1,473,141
Omniture, Inc. (a)	13,050	178,524
Rackspace Hosting, Inc. (a)	5,270	73,991
TechTarget, Inc. (a)	13,170	73,752
Vocus, Inc. (a)	4,950	83,259

		$1,983,800

Leisure & Toys – 0.5%
Electronic Arts, Inc. (a)	12,710	$272,884
Hasbro, Inc.	13,410	355,365
NAMCO BANDAI Holdings, Inc.	4,900	55,097
Sankyo Co. Ltd.	2,300	137,089
THQ, Inc. (a)	17,460	117,157

		$937,592

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.4%
AGCO Corp. (a)	940	$29,572
Albany International Corp.	490	6,733
Assa Abloy AB, “B”	30,080	496,053
Beml Ltd.	3,030	67,377
Bucyrus International, Inc.	4,830	142,388
Colfax Corp. (a)	9,510	90,060
Cummins, Inc.	3,140	135,051
Dover Corp.	3,770	128,218
Duoyuan Global Water, Inc., ADR (a)	1,590	47,620
Eaton Corp.	11,564	600,403
GEA Group AG	10,477	171,579
Glory Ltd.	19,000	391,546
Illinois Tool Works, Inc.	880	35,684
Kennametal, Inc.	12,180	259,678
Polypore International, Inc. (a)	6,120	75,582
Ritchie Bros. Auctioneers, Inc.	1,760	42,240
Roper Industries, Inc.	2,400	114,768

		$2,834,552

Major Banks – 5.2%
Bank of America Corp.	84,470	$1,249,311
Bank of China Ltd.	486,000	242,058
Bank of New York Mellon Corp.	29,920	818,013
BNP Paribas	5,532	403,299
Credit Agricole S.A.	7,710	110,055
Goldman Sachs Group, Inc.	12,030	1,964,499
HSBC Holdings PLC	110,820	1,121,360
JPMorgan Chase & Co. (s)	42,720	1,651,128
KBC Group N.V. (a)	1,266	26,994
PNC Financial Services Group, Inc.	10,780	395,195
Regions Financial Corp.	22,960	101,483
Standard Chartered PLC	4,629	109,879
State Street Corp.	17,065	858,370
Sumitomo Mitsui Financial Group, Inc.	10,500	449,406
UniCredito Italiano S.p.A. (a)	28,432	83,277
Wells Fargo & Co.	28,190	689,527

		$10,273,854

Medical & Health Technology & Services – 1.8%
athenahealth, Inc. (a)	3,870	$142,958
DaVita, Inc. (a)	2,370	117,789
Diagnosticos da America S.A. (a)	4,500	96,476
Express Scripts, Inc. (a)	10,060	704,602
Healthcare Services Group, Inc.	3,240	60,491
Henry Schein, Inc. (a)	7,040	361,715
IDEXX Laboratories, Inc. (a)	8,280	412,510
IPC The Hospitalist Co., Inc. (a)	3,300	91,905
Laboratory Corp. of America Holdings (a)	730	49,049
LCA-Vision, Inc. (a)	9,280	53,267
LifePoint Hospitals, Inc. (a)	1,580	43,703
Medassets, Inc. (a)	8,090	151,121
Medco Health Solutions, Inc. (a)	7,790	411,779
MEDNAX, Inc. (a)	3,460	160,371
MWI Veterinary Supply, Inc. (a)	2,620	100,556
Omnicare, Inc.	7,950	189,766
Patterson Cos., Inc. (a)	7,590	192,482
SSL International PLC	11,903	112,440

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
VCA Antech, Inc. (a)	7,560	$193,385

		$3,646,365

Medical Equipment – 3.1%
AtriCure, Inc. (a)	1,970	$6,875
Baxter International, Inc.	2,370	133,597
Becton, Dickinson & Co.	920	59,938
C.R. Bard, Inc.	2,480	182,454
Cochlear Ltd.	4,867	226,483
Conceptus, Inc. (a)	4,440	74,548
Covidien PLC	1,710	64,655
DENTSPLY International, Inc.	9,870	329,165
Dexcom, Inc. (a)	12,100	78,166
Edwards Lifesciences Corp. (a)	2,240	146,518
Essilor International S.A.	5,609	310,986
Fresenius Medical Care AG & Co. KGaA, IPS	3,125	177,183
Intuitive Surgical, Inc. (a)	770	175,036
Medtronic, Inc.	20,500	726,110
Mindray Medical International Ltd., ADR	4,450	132,254
Miraca Holdings, Inc.	8,700	217,443
NuVasive, Inc. (a)	1,670	69,121
NxStage Medical, Inc. (a)	15,080	83,543
ResMed, Inc. (a)	2,010	82,410
Smith & Nephew PLC	47,517	377,427
Sonova Holding AG	1,209	106,628
St. Jude Medical, Inc. (a)	12,780	481,934
Synthes, Inc.	2,950	331,535
Terumo Corp.	2,700	137,247
Thermo Fisher Scientific, Inc. (a)	9,920	449,178
Thoratec Corp. (a)	1,490	37,459
Waters Corp. (a)	10,770	541,192
Zimmer Holdings, Inc. (a)	7,943	370,144

		$6,109,229

Metals & Mining – 1.0%
BHP Billiton Ltd., ADR	380	$23,925
BHP Billiton PLC	28,930	755,337
Cameco Corp.	6,208	170,580
Cameco Corp.	2,160	59,724
Century Aluminum Co. (a)	3,250	27,235
Cliffs Natural Resources, Inc.	16,240	444,814
Freeport-McMoRan Copper & Gold, Inc.	1,010	60,903
Inmet Mining Corp.	5,267	220,801
Nucor Corp.	1,340	59,590
Steel Dynamics, Inc.	3,750	61,350

		$1,884,259

Natural Gas - Distribution – 0.8%
AGL Resources, Inc.	1,640	$55,137
EQT Corp.	8,190	314,332
GDF Suez	11,591	442,849
ONEOK, Inc.	2,190	72,489
Questar Corp.	8,622	285,130
Sempra Energy	5,570	292,035
Spectra Energy Corp.	3,040	55,814
Tokyo Gas Co. Ltd.	27,000	99,012

		$1,616,798

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
El Paso Corp.	9,060	$91,144
Enagas S.A.	9,430	186,488
Williams Cos., Inc.	10,025	167,317

		$444,949

Network & Telecom – 1.3%
Ciena Corp. (a)	24,670	$275,317
Cisco Systems, Inc. (a)	57,970	1,275,920
F5 Networks, Inc. (a)	1,920	71,270
NICE Systems Ltd., ADR (a)	2,750	75,295
Nokia Oyj	50,980	678,661
Polycom, Inc. (a)	2,530	60,088
QLogic Corp. (a)	4,440	57,942
QUALCOMM, Inc.	1,760	81,330
Research in Motion Ltd. (a)	560	42,560

		$2,618,383

Oil Services – 1.4%
Cal Dive International, Inc. (a)	3,280	$29,290
Cameron International Corp. (a)	4,670	145,844
Diamond Offshore Drilling, Inc.	1,080	97,060
Dresser-Rand Group, Inc. (a)	2,050	59,675
Exterran Holdings, Inc. (a)	3,220	55,996
Fugro N.V.	2,085	93,566
Halliburton Co.	12,260	270,823
Nabors Industries Ltd. (a)	4,620	78,632
National Oilwell Varco, Inc. (a)	2,850	102,429
Noble Corp.	14,960	506,546
Petrofac Ltd.	8,500	106,562
Saipem S.p.A.	15,947	431,856
Schlumberger Ltd.	2,410	128,935
Smith International, Inc.	12,840	322,669
Transocean, Inc. (a)	3,340	266,165
Weatherford International Ltd. (a)	2,250	42,210

		$2,738,258

Other Banks & Diversified Financials – 2.4%
Aeon Credit Service Co. Ltd.	25,700	$292,783
American Express Co.	1,060	30,030
Anglo Irish Bank Corp. PLC (a)	10,470	0
Bancolombia S.A., ADR	1,880	60,367
Bangkok Bank Public Co. Ltd.	18,300	60,498
Bank of Cyprus Public Co. Ltd.	49,808	328,690
Chiba Bank Ltd.	63,000	408,793
China Construction Bank	566,000	456,449
City National Corp.	3,520	138,829
Credicorp Ltd.	950	63,365
Dah Sing Financial Group	11,600	52,985
Discover Financial Services	4,570	54,292
DNB Holding A.S.A. (a)	10,600	92,244
Grupo Financiero Banorte S.A. de C.V.	41,800	103,068
Hachijuni Bank Ltd.	9,000	52,692
HDFC Bank Ltd., ADR	1,610	157,410
Itau Unibanco Multiplo S.A., ADR	19,824	354,651
Joyo Bank Ltd.	9,000	45,844
New York Community Bancorp, Inc.	7,060	77,236
NewAlliance Bancshares, Inc.	3,900	47,775
Northern Trust Corp.	2,380	142,348

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
People’s United Financial, Inc.	14,100	$229,125
PT Bank Rakyat Indonesia (Persero) Tbk	165,000	121,360
Redecard S.A.	1,400	20,823
Sapporo Hokuyo Holdings, Inc.	10,900	36,746
Shizuoka Bank Ltd.	24,000	236,386
Siam City Bank Public Co. Ltd.	146,400	77,438
Signature Bank (a)	1,980	58,370
SNS REAAL Groep N.V.	21,650	124,357
SVB Financial Group (a)	11,860	418,065
TCF Financial Corp.	3,490	49,349
Unione di Banche Italiane Scpa	26,920	376,592

		$4,768,960

Personal Computers & Peripherals – 0.2%
NetApp, Inc. (a)	5,260	$118,140
Nuance Communications, Inc. (a)	24,100	318,120

		$436,260

Pharmaceuticals – 5.1%
Abbott Laboratories	21,830	$982,132
Allergan, Inc.	7,758	414,510
Bayer AG	7,110	436,365
Bristol-Myers Squibb Co.	430	9,348
Cadence Pharmaceuticals, Inc. (a)	1,920	23,232
Daiichi Sankyo Co. Ltd.	17,500	318,098
Eli Lilly & Co.	2,800	97,692
Eurand N.V. (a)	1,670	22,679
Genomma Lab Internacional S.A., “B” (a)	19,700	19,358
GlaxoSmithKline PLC	20,510	393,658
Hisamitsu Pharmaceutical Co., Inc.	3,100	107,128
Inspire Pharmaceuticals, Inc. (a)	3,970	19,294
Johnson & Johnson	23,280	1,417,519
Merck & Co., Inc.	35,560	1,067,156
Merck KGaA	6,080	565,878
Novo Nordisk A/S, “B”	5,900	347,245
Pfizer, Inc.	60,100	957,393
Roche Holding AG	8,580	1,352,856
Sanofi-Aventis S.A.	5,250	343,911
Santen Pharmaceutical Co. Ltd.	5,600	174,880
Schering-Plough Corp.	6,940	183,979
Teva Pharmaceutical Industries Ltd., ADR	7,590	404,851
Wyeth	7,760	361,228

		$10,020,390

Pollution Control – 0.0%
Republic Services, Inc.	3,347	$89,030

Precious Metals & Minerals – 0.4%
Agnico-Eagle Mines Ltd.	1,480	$86,654
Goldcorp, Inc.	840	31,660
Lihir Gold Ltd. (a)	37,318	86,454
Paladin Resources Ltd. (a)	33,783	128,840
Teck Cominco Ltd., “B” (a)	10,650	280,276
Teck Resources Ltd., “B” (a)	8,320	218,733

		$832,617

Printing & Publishing – 0.6%
Moody’s Corp.	3,460	$82,140
MSCI, Inc., “A” (a)	11,010	307,729

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – continued
Reed Elsevier PLC	76,141	$538,331
VistaPrint Ltd. (a)	2,900	119,625
Wolters Kluwer N.V.	4,550	89,495

		$1,137,320

Railroad & Shipping – 0.3%
Burlington Northern Santa Fe Corp.	440	$34,580
Canadian National Railway Co.	100	4,878
Diana Shipping, Inc.	1,930	27,483
East Japan Railway Co.	4,300	246,753
Norfolk Southern Corp.	820	35,465
Union Pacific Corp.	5,050	290,476

		$639,635

Real Estate – 0.8%
Annaly Mortgage Management, Inc., REIT	6,420	$108,177
Deutsche Wohnen AG, REIT (a)	2,760	41,895
Entertainment Property Trust, REIT	1,870	51,070
Equity Residential, REIT	3,690	88,560
Hang Lung Properties Ltd.	30,000	109,935
Host Hotels & Resorts, Inc., REIT	11,978	108,760
Jones Lang LaSalle, Inc.	5,310	201,568
Kilroy Realty Corp., REIT	4,690	110,684
Mack-Cali Realty Corp., REIT	4,963	138,517
Midland Holdings Ltd.	160,000	128,206
Shimao Property Holdings Ltd.	68,000	136,701
Sun Hung Kai Properties Ltd., REIT	14,000	212,979
Unitech Ltd.	92,211	173,268

		$1,610,320

Restaurants – 0.5%
Brinker International, Inc.	2,930	$48,755
Darden Restaurants, Inc.	16,189	524,362
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	6,120	47,369
McDonald’s Corp.	1,040	57,262
P.F. Chang’s China Bistro, Inc. (a)	2,470	83,758
Peet’s Coffee & Tea, Inc. (a)	1,510	41,480
Wendy’s/Arby’s Group, Inc., “A”	22,720	104,058
YUM! Brands, Inc.	4,220	149,641

		$1,056,685

Special Products & Services – 0.0%
Asian Paints Ltd.	1,329	$39,119
Globe Specialty Metals, Inc. (a)	3,540	25,488

		$64,607

Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	6,070	$452,822
Airgas, Inc.	5,340	238,057
Akzo Nobel N.V.	15,204	834,197
FMC Corp.	870	42,317
L’Air Liquide S.A.	1,332	139,084
Linde AG	6,120	577,626
Praxair, Inc.	5,560	434,681
Rockwood Holdings, Inc. (a)	7,630	136,730
RPM International, Inc.	2,080	33,197
Shin-Etsu Chemical Co. Ltd.	3,600	194,029
Symrise AG	19,119	307,656

		$3,390,396

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.6%
Abercrombie & Fitch Co., “A”	21,030	$601,248
Advance Auto Parts, Inc.	3,430	158,569
Amazon.com, Inc. (a)	890	76,326
Bed Bath & Beyond, Inc. (a)	930	32,317
Best Buy Co., Inc.	1,390	51,944
Ctrip.com International Ltd., ADR (a)	2,860	146,575
Dick’s Sporting Goods, Inc. (a)	5,340	105,999
Dufry South America Ltd., BDR	2,430	35,817
Esprit Holdings Ltd.	54,600	394,526
hhgregg, Inc. (a)	2,470	45,324
Home Depot, Inc.	15,530	402,848
Industria de Diseno Textile S.A.	8,850	476,049
Lowe’s Cos., Inc.	2,360	53,006
Lumber Liquidators, Inc. (a)	2,740	44,991
Nordstrom, Inc.	14,990	396,336
Overstock.com, Inc. (a)	3,180	41,881
PetSmart, Inc.	17,200	384,764
Praktiker Bau-und Heimwerkermaerkte Holding AG	3,000	30,060
Ross Stores, Inc.	2,970	130,947
Staples, Inc.	32,310	679,156
Tiffany & Co.	16,040	478,473
Titan Machinery, Inc. (a)	5,270	65,506
TJX Cos., Inc.	3,660	132,602
Zumiez, Inc. (a)	10,170	97,123

		$5,062,387

Telecommunications - Wireless – 1.3%
America Movil S.A.B. de C.V., “L”, ADR	11,820	$508,378
Cellcom Israel Ltd.	3,880	108,485
KDDI Corp.	86	456,243
MetroPCS Communications, Inc. (a)	10,550	125,017
NTELOS Holdings Corp.	2,550	39,499
Philippine Long Distance Telephone Co.	2,410	127,568
Rogers Communications, Inc., “B”	3,190	88,630
Rogers Communications, Inc., “B”	2,080	57,907
SmarTone Telecommunications Holdings Ltd.	39,500	27,013
Vivo Participacoes S.A., ADR	2,379	54,170
Vodafone Group PLC	518,800	1,063,354

		$2,656,264

Telephone Services – 2.4%
American Tower Corp., “A” (a)	10,880	$370,899
AT&T, Inc.	50,060	1,313,074
CenturyTel, Inc.	9,371	294,156
China Unicom Ltd.	284,000	409,690
Frontier Communications Corp.	8,410	58,870
Qwest Communications International, Inc.	20,680	79,825
Royal KPN N.V.	56,352	846,959
Telefonica S.A.	18,120	450,800
Telekom Austria AG	8,608	131,401
Verizon Communications, Inc.	20,990	673,149
Virgin Media, Inc.	11,360	118,712
Windstream Corp.	8,220	72,089

		$4,819,624

Tobacco – 1.7%
Altria Group, Inc.	30,895	$541,589
British American Tobacco PLC	9,690	300,748

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Japan Tobacco, Inc.	122	$353,268
Lorillard, Inc.	5,099	375,898
Philip Morris International, Inc.	31,845	1,483,977
Swedish Match AB	16,759	319,921

		$3,375,401

Trucking – 1.5%
Con-way, Inc.	1,350	$61,492
Expeditors International of Washington, Inc.	17,570	596,150
FedEx Corp.	5,670	384,653
J.B. Hunt Transport Services, Inc.	4,700	131,365
Landstar System, Inc.	11,380	417,418
Old Dominion Freight Lines, Inc. (a)	3,470	123,636
TNT N.V.	25,173	597,925
United Parcel Service, Inc., “B”	3,000	161,190
Yamato Holdings Co. Ltd.	33,000	490,684

		$2,964,513

Utilities - Electric Power – 2.2%
AES Corp. (a)	27,790	$355,434
Allegheny Energy, Inc.	6,870	173,193
American Electric Power Co., Inc.	8,870	274,615
CEZ AS	3,930	211,681
CMS Energy Corp.	17,760	229,814
Dominion Resources, Inc.	5,290	178,802
DPL, Inc.	1,870	44,786
DTE Energy Co.	2,800	96,488
E.ON AG	15,628	591,613
Entergy Corp.	1,210	97,199
FirstEnergy Corp.	2,105	86,726
FPL Group, Inc.	4,040	228,947
ITC Holdings Corp.	1,660	79,182
Northeast Utilities	6,800	156,468
NRG Energy, Inc. (a)	13,181	358,655
PG&E Corp.	14,370	580,117
PPL Corp.	7,390	249,708
Progress Energy, Inc.	2,530	99,783
Public Service Enterprise Group, Inc.	10,260	332,937

		$4,426,148

Total Common Stocks		$180,910,330

Warrants – 0.2%
Other Banks & Diversified Financials – 0.1%
Merrill Lynch International & Co. (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	4,835	$255,259

Utilities - Electric Power – 0.1%
Merrill Lynch International & Co. (NTPC Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	31,450	$141,440

Total Warrants		$396,699

Money Market Funds (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	4,653,021	$4,653,021

Issuer/Expiration Date/Strike Price	Par Amount
Call Options Purchased – 0.0%
Human Genome Sciences - August 22, 2009 @ $5 (a)	40	$37,200

Total Investments		$185,997,250

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Securities Sold Short – 0.0%
General Merchandise – 0.0%
BJ’s Wholesale Club, Inc. (a)	(1,220)	$(40,687)

Other Assets, Less Liabilities – 5.8%		11,513,585

Net Assets – 100.0%		$197,470,148

(a)	Non-income producing security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $396,699, representing 0.2% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At July 31, 2009, the value of securities pledged amounted to $212,898.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

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The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$119,022,603	$—	$—	$119,022,603
United Kingdom	10,213,555	—	—	10,213,555
Japan	9,709,606	—	—	9,709,606
France	6,598,765	—	—	6,598,765
Switzerland	5,842,680	—	—	5,842,680
Germany	4,782,963	—	—	4,782,963
Netherlands	3,575,848	—	—	3,575,848
China	2,218,557	—	—	2,218,557
Hong Kong	1,829,223	—	—	1,829,223
Canada	1,828,038	—	—	1,828,038
Other Countries	15,644,953	77,438	—	15,722,391
Mutual Funds	4,653,021	—	—	4,653,021

Total Investments	$185,919,812	$77,438	$—	$185,997,250

Short Sales	$(40,687)	$—	$—	$(40,687)
Other Financial Instruments
Futures	$(3,339,074)	$—	$—	$(3,339,074)
Swaps		1,585,487		1,585,487
Forward Currency Contracts		(2,397,677)		(2,397,677)

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	(931)
Change in unrealized appreciation	(38,466)
Net purchases (sales)	—
Transfers in and/or out of Level 3	39,397

Balance as of 7/31/09	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$170,769,236

Gross unrealized appreciation	$31,659,028
Gross unrealized depreciation	(16,431,014)

Net unrealized appreciation (depreciation)	$15,228,014

The aggregate cost above includes prior fiscal year end tax adjustments.

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(3) Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank	3,135,000	9/18/09	$2,528,910	$2,612,865	$83,955
BUY	EUR	JPMorgan Chase Bank	6,485,000	8/26/09 - 10/21/09	9,068,519	9,243,141	174,622
SELL	HKD	JPMorgan Chase Bank	3,665,000	10/21/09	473,284	473,269	15
BUY	KRW	JPMorgan Chase Bank	1,425,000,000	9/18/09	1,143,568	1,159,904	16,336
BUY	MXN	JPMorgan Chase Bank	23,140,000	8/26/09	1,725,835	1,746,634	20,799
BUY	NOK	JPMorgan Chase Bank	24,366,502	10/21/09	3,856,299	3,967,007	110,708
BUY	SEK	Goldman Sachs International	122,680,000	9/18/09	16,010,440	17,004,761	994,321

							$1,400,756

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank	11,480,000	8/26/09	$8,738,904	$9,584,461	$(845,557)
SELL	BRL	JPMorgan Chase Bank	1,560,000	9/18/09	785,736	828,714	(42,978)
SELL	CAD	JPMorgan Chase Bank	1,890,000	9/18/09	1,716,419	1,754,712	(38,293)
SELL	CHF	Goldman Sachs International	7,100,000	8/26/09	6,424,758	6,645,265	(220,507)
SELL	CHF	JPMorgan Chase Bank	835,000	10/21/09	771,394	781,930	(10,536)
SELL	EUR	Goldman Sachs International	29,145,000	8/26/09	39,617,527	41,542,506	(1,924,979)
SELL	GBP	Goldman Sachs International	6,135,000	10/21/09	10,022,934	10,246,616	(223,682)
SELL	GBP	JPMorgan Chase Bank	2,355,000	10/21/09	3,856,299	3,933,297	(76,998)
BUY	JPY	JPMorgan Chase Bank	87,700,000	8/26/09	945,374	927,008	(18,366)
SELL	JPY	Goldman Sachs International	1,123,400,000	8/26/09	11,812,083	11,874,584	(62,501)
BUY	MYR	JPMorgan Chase Bank	12,906,000	9/18/09	3,666,477	3,657,128	(9,349)
SELL	SEK	JPMorgan Chase Bank	23,940,000	10/21/09	3,054,981	3,318,842	(263,861)
SELL	SGD	JPMorgan Chase Bank	1,325,000	10/21/09	908,349	920,388	(12,039)
BUY	TWD	JPMorgan Chase Bank	154,400,000	9/18/09	4,772,060	4,723,273	(48,787)

							$(3,798,433)

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
FTSE 100 Index (Long)	GBP	59	$4,509,948	Sep-09	$230,648
IBEX 35 (Long)	EUR	12	1,852,063	Aug-09	191,572
MSCI Taiwan Index (Long)	USD	169	4,326,400	Aug-09	56,446
Nikkei 225 Index (Long)	JPY	97	10,630,277	Sep-09	463,310
S&P/MIB Index (Long)	EUR	11	1,615,257	Sep-09	119,741

					1,061,717
Interest Rate Futures
U.S. Treasury Bond 10 yr (Long)	USD	66	$7,740,563	Sep-09	$28,038

					$1,089,755

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Futures Contracts Outstanding at 7/31/09 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	11	$885,510	Aug-09	$(86,122)
Australian SPI 200 (Short)	AUD	99	8,708,348	Sep-09	(380,718)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	18	2,181,221	Sep-09	(35,891)
DAX Index (Short)	EUR	2	380,698	Sep-09	(35,522)
DJ Euro Stoxx 50 (Short)	EUR	131	4,921,789	Sep-09	(388,512)
E-mini S&P MidCap 400 (Short)	USD	354	22,188,720	Sep-09	(1,144,482)
Hang Seng Index (Short)	HKD	15	1,970,600	Aug-09	(18,058)
MSCI Singapore Free Index (Short)	SGD	48	2,114,582	Aug-09	(61,610)
OMX Index (Short)	SEK	301	3,678,031	Aug-09	(344,779)
Russell 2000 Index (Short)	USD	149	8,282,910	Sep-09	(517,477)
S&P 500 Future (Short)	USD	93	22,887,300	Sep-09	(1,077,963)
Topix Index (Short)	JPY	123	12,420,238	Sep-09	(337,695)

					$(4,428,829)

As of July 31, 2009 the fund segregated $8,846,574 as cash collateral for open futures contracts.

Swap Agreements at 7/31/09

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
9/30/18	EUR	13,000,000		JPMorgan Chase Bank	4.808% (fixed rate)	6-Month LIBOR	$2,613,489
3/25/19	JPY	500,000,000		Citibank	6-Month LIBOR	1.23% (fixed rate)	100,952
5/19/19	USD	4,200,000		JPMorgan Chase Bank	3-Month LIBOR	3.1775% (fixed rate)	160,793
6/19/19	JPY	1,450,000,000		Citibank	6-Month LIBOR	1.41% (fixed rate)	91,255

							$2,966,489

Credit Default Swaps
6/20/14	EUR	12,600,000	(a)	Merrill Lynch International	1.85% (fixed rate)	(1)	$830,342
12/20/13	USD	3,000,000	(b)	Morgan Stanley Capital Services, Inc.	1.5% (fixed rate)	(2)	9,060

							$839,402

							$3,805,891

Liability Derivatives
Interest Rate Swaps
9/01/18	CHF	3,500,000	(c)	JPMorgan Chase Bank	6-Month LIBOR	3.25% (fixed rate)	$(315,615)
10/01/18	JPY	900,000,000		JPMorgan Chase Bank	6-Month LIBOR	1.7225% (fixed rate)	(288,961)
10/25/37	JPY	245,000,000	(d)	Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	(178,390)
10/25/37	GBP	3,500,000	(e)	Citibank	3.50% (fixed rate)	UK Retail Price Index	(251,011)
10/25/37	GBP	1,000,000	(f)	JPMorgan Chase Bank	3.50% (fixed rate)	UK Retail Price Index	(40,984)

							$(1,074,961)

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Supplemental Information (Unaudited) 7/31/09 - continued

Swap Agreements at 7/31/09 – continued

Expiration		Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Credit Default Swaps
6/20/13	EUR	2,940,000	(g	)	JPMorgan Chase Bank	6.50% (fixed rate)	(3)	$(104,839)
6/20/13	USD	16,104,000	(h	)	JPMorgan Chase Bank	1.55% (fixed rate)	(4)	(22,117)
12/20/13	EUR	1,960,000	(i	)	JPMorgan Chase Bank	5.60% (fixed rate)	(5)	(92,881)
12/20/13	EUR	2,450,000	(j	)	Morgan Stanley Capital Services, Inc.	5.60% (fixed rate)	(5)	(116,068)
12/20/13	USD	3,045,000	(k	)	JPMorgan Chase Bank	5.00% (fixed rate)	(6)	(241,495)
12/20/13	USD	6,525,000	(l	)	Merrill Lynch International	5.00% (fixed rate)	(6)	(517,490)
6/20/14	USD	4,200,000	(m	)	Merrill Lynch International	1.00% (fixed rate)	(7)	(15,275)
6/20/14	USD	9,700,000	(n	)	Deutsche Bank	1.00% (fixed rate)	(7)	(35,278)

								$(1,145,443)

								$(2,220,404)

As of July 31, 2009 the fund segregated $1,480,000 as cash collateral for open swap contracts.

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRX EUROPE11 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.11 Index, BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER9 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.

(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER10 Index, a B- rated credit default index. The fund entered into the contract to manage market/sector exposure.

(6)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.11 Index, a CCC+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(7)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.12 Index, BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $441,022.

(b)	Net unamortized premiums received by the fund amounted to $95,272.

(c)	Net unamortized premiums paid by the fund amounted to $3,614.

(d)	Net unamortized premiums paid by the fund amounted to $1,913.

(e)	Net unamortized premiums received by the fund amounted to $128,400.

(f)	Net unamortized premiums received by the fund amounted to $103,289.

(g)	Net unamortized premiums paid by the fund amounted to $121,838.

(h)	Net unamortized premiums paid by the fund amounted to $102,892.

(i)	Net unamortized premiums received by the fund amounted to $38,456.

(j)	Net unamortized premiums received by the fund amounted to $538,249.

(k)	Net unamortized premiums received by the fund amounted to $441,551.

(l)	Net unamortized premiums received by the fund amounted to $1,884,404.

(m)	Net unamortized premiums received by the fund amounted to $141,581.

(n)	Net unamortized premiums received by the fund amounted to $130,359.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall financial markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s investments. Derivatives may be used to increase the fund’s exposure to markets or currencies for which the risk/return potential is attractive but to which the

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Supplemental Information (Unaudited) 7/31/09 - continued

fund’s investments have no or little exposure. Alternatively, the fund may use derivatives to decrease its exposure to unattractive markets or currencies to which the fund’s investments have exposure. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included herein.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2009.

		Asset Derivatives			Liability Derivatives
		Location on Portfolio of Investments	Fair Value		Location on Portfolio of Investments	Fair Value
Interest Rate Contracts	Interest Rate Futures	Other Assets, Less Liabilities	$28,038	(a)	Other Assets, Less Liabilities	$—
	Interest Rate Swaps	Other Assets, Less Liabilities	2,966,489		Other Assets, Less Liabilities	(1,074,961)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Other Assets, Less Liabilities	1,400,756		Other Assets, Less Liabilities	(3,798,433)
Equity Contracts	Equity Futures	Other Assets, Less Liabilities	1,061,717	(a)	Other Assets, Less Liabilities	(4,428,829	) (a)
	Equity Options Purchased	Call Options Purchased, at value	37,200		Call Options Purchased, at value	—
Credit Contracts	Credit Default Swaps	Other Assets, Less Liabilities	839,402		Other Assets, Less Liabilities	(1,145,443)

Total Derivatives Not Accounted For as Hedging Instruments Under FAS 133			$6,333,602			$(10,447,666)

(a)	Includes cumulative appreciation/depreciation of futures contracts.

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Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/09 - continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of July 31, 2009 is disclosed in note 3 herein. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of July 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $62,524,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,782,337	191,945,514	(194,074,830)	4,653,021

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,578	$4,653,021

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security as of July 31, 2009, are as follows:

United States	60.2%
United Kingdom	5.0%
Japan	4.8%
Germany	3.7%
France	3.3%
Switzerland	2.8%
Netherlands	1.8%
China	1.1%
Hong Kong	0.9%
Other Countries	16.4%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.